Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Schedule of finance income and costs

		2019	2018¹	2017
	Notes	£m	£m	£m
Finance income
Interest income on financial instruments:
Bank deposits and other financial assets		54	54	28
Dividends received on equities held at fair value through other comprehensive income		2	—	—
Gains on disposal of available-for-sale investments		—	73	25
Other income		17	—	—
		73	127	53
Finance costs
Net interest on pensions and other post-retirement benefit obligations	25	(22)	(65)	(107)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(72)	(87)	(59)
Other borrowings		(970)	(1,030)	(927)
Interest expense on financial liabilities held at fair value through profit and loss		(20)	—	—
Derivatives		(43)	12	(8)
Unwinding of discount on provisions	26	(74)	(75)	(73)
Other interest		—	(11)	(17)
Less: interest capitalised[2]		135	128	109
		(1,066)	(1,128)	(1,082)
Remeasurements – Finance income
Net gains on financial assets held at fair value through profit and loss		15	—	—
		15	—	—
Remeasurements – Finance costs
Net losses on financial liabilities held at fair value through profit and loss		(51)	—	—
Net (losses)/gains on derivative financial instruments[3]:
Derivatives designated as hedges for hedge accounting		(37)	49	81
Derivatives not designated as hedges for hedge accounting		(3)	70	(139)
		(91)	119	(58)
Total remeasurements – Finance income and costs		(76)	119	(58)

Finance income		88	127	53
Finance costs		(1,157)	(1,009)	(1,140)

Net finance costs from continuing operations		(1,069)	(882)	(1,087)

1.	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

2.
Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 3.9% (2018: 4.1%; 2017: 3.4%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £19 million (2018: £20 million; 2017: £18 million). In the US, capitalised interest is added to the cost of plant and qualifies for tax depreciation allowances.

3.
Includes a net foreign exchange gain on financing activities of £264 million (2018: £314 million loss; 2017: £264 million loss) offset by foreign exchange losses and gains on derivative financial instruments measured at fair value.